Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Total		Previously Reported [Member]	Retroactive Application of Recapitalization [Member]	PIPE Financing [Member]	Series B Preferred Stock [Member] Previously Reported [Member]	Series B Preferred Stock [Member] Retroactive Application of Recapitalization [Member]	Series A-1 Preferred Stock [Member] Previously Reported [Member]	Series A-1 Preferred Stock [Member] Retroactive Application of Recapitalization [Member]	Series A-2 Preferred Stock [Member] Previously Reported [Member]	Series A-2 Preferred Stock [Member] Retroactive Application of Recapitalization [Member]	Convertible Preferred Stock [Member] Previously Reported [Member]	Convertible Preferred Stock [Member] Retroactive Application of Recapitalization [Member]	Common Stock [Member]	Common Stock [Member] Retroactive Application of Recapitalization [Member]	Common Stock [Member] PIPE Financing [Member]	Additional Paid In Capital [Member]	Additional Paid In Capital [Member] Previously Reported [Member]	Additional Paid In Capital [Member] Retroactive Application of Recapitalization [Member]	Additional Paid In Capital [Member] PIPE Financing [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]
Beginning Balance at Dec. 31, 2020							$ 5,270	$ (5,270)	$ 19,451	$ (19,451)	$ 48,628	$ (48,628)	$ 73,349	$ (73,349)
Beginning Balances (in shares) at Dec. 31, 2020	[1]						426,977	(426,977)	1,576,154	(1,576,154)	784,511	(784,511)
Beginning Balance at Dec. 31, 2020		$ 1,766		$ (71,583)	$ 73,349										$ 1	$ 1		$ 73,481	$ 133	$ 73,348		$ (71,716)	$ (71,716)
Beginning Balances (in shares) at Dec. 31, 2020	[1]														7,238,767	7,238,767
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		14																14
Stock-based compensation		14																14
Net loss		(4,596)																				(4,596)
Ending Balance at Dec. 31, 2021		(2,816)	[2]												$ 1			73,495				(76,312)
Ending Balances (in shares) at Dec. 31, 2021	[1],[3]														7,238,767
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		4																4
Stock-based compensation		4																4
Net loss		(1,004)																				(1,004)
Ending Balance at Mar. 31, 2022		(3,816)													$ 1			73,499				(77,316)
Ending Balances (in shares) at Mar. 31, 2022	[3]														7,238,767
Beginning Balance at Dec. 31, 2021		(2,816)	[2]												$ 1			73,495				(76,312)
Beginning Balances (in shares) at Dec. 31, 2021	[1],[3]														7,238,767
Net loss		(1,906)
Ending Balance at Jun. 30, 2022		(4,373)													$ 1			73,844				(78,218)
Ending Balances (in shares) at Jun. 30, 2022	[3]														7,238,767
Beginning Balance at Dec. 31, 2021		(2,816)	[2]												$ 1			73,495				(76,312)
Beginning Balances (in shares) at Dec. 31, 2021	[1],[3]														7,238,767
Conversion of Convertible Notes to Class A common shares, Shares	[1]														598,861
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		1,311																1,311
Conversion of Convertible Notes to Class A common shares		5,989																5,989
PIPE financing, Shares	[1]																700,000
PIPE financing						$ 7,000															$ 7,000
Stock-based compensation		1,311																1,311
Net loss		(23,013)																				(23,013)
Ending Balance at Dec. 31, 2022		(8,235)	[2]												$ 1			91,089				(99,325)
Ending Balances (in shares) at Dec. 31, 2022	[1],[3]														12,699,668
Beginning Balance at Mar. 31, 2022		(3,816)													$ 1			73,499				(77,316)
Beginning Balances (in shares) at Mar. 31, 2022	[3]														7,238,767
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		345																345
Stock-based compensation		345																345
Net loss		(902)																				(902)
Ending Balance at Jun. 30, 2022		(4,373)													$ 1			73,844				(78,218)
Ending Balances (in shares) at Jun. 30, 2022	[3]														7,238,767
Beginning Balance at Dec. 31, 2022		(8,235)	[2]												$ 1			91,089				(99,325)
Beginning Balances (in shares) at Dec. 31, 2022	[1],[3]														12,699,668
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		505																505
Issuance of shares - equity line of credit, Shares	[3]														378,006
Issuance of shares - equity line of credit		1,108																1,108
Issuance of shares - commitment fee for equity line, Shares	[3]														218,842
Issuance of shares - commitment fee for equity line		1,000																1,000
Stock-based compensation		505																505
Net loss		(5,262)																				(5,262)
Ending Balance at Mar. 31, 2023		(10,884)													$ 1			93,702				(104,587)
Ending Balances (in shares) at Mar. 31, 2023	[3]														13,296,516
Beginning Balance at Dec. 31, 2022		(8,235)	[2]												$ 1			91,089				(99,325)
Beginning Balances (in shares) at Dec. 31, 2022	[1],[3]														12,699,668
Issuance of shares - commitment fee for equity line, Shares															218,842
Net loss		(8,931)
Ending Balance at Jun. 30, 2023		(11,448)	[4]												$ 2			96,806				(108,256)
Ending Balances (in shares) at Jun. 30, 2023	[3]														18,121,238
Beginning Balance at Mar. 31, 2023		(10,884)													$ 1			93,702				(104,587)
Beginning Balances (in shares) at Mar. 31, 2023	[3]														13,296,516
Conversion of Convertible Notes to Class A common shares, Shares	[3]														3,088,167
Issuance of shares - vesting of RSU's	[3]														153,405
Issuance of shares - prepaid forward contracts, Shares	[3]														1,096,972
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition		555													$ 555
Stock-based compensation, Shares	[3]														459,185
Issuance of shares - prepaid forward contracts		558																558
Conversion of Convertible Notes to Class A common shares															$ 1
Issuance of shares - conversion of convertible notes		1,937													$ 1,936
Issuance of shares - equity line of credit, Shares	[3]														26,993
Issuance of shares - equity line of credit		55																55
Stock-based compensation		555													$ 555
Net loss		(3,669)																				(3,669)
Ending Balance at Jun. 30, 2023		$ (11,448)	[4]												$ 2			$ 96,806				$ (108,256)
Ending Balances (in shares) at Jun. 30, 2023	[3]														18,121,238

[1]	Retroactively restated to give effect to the reverse recapitalization
[2]	Retroactively restated to give effect to the reverse recapitalization
[3]	(1) Retroactively restated to give effect to the reverse recapitalization
[4]	Retroactively restated to give effect to the reverse recapitalization